Shareholders' equity (Details) - USD ($)	3 Months Ended		12 Months Ended			20 Months Ended	24 Months Ended	60 Months Ended	75 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Mar. 31, 2017	Dec. 31, 2015	Mar. 31, 2017	Jun. 30, 2016	Mar. 31, 2015	Dec. 31, 2011	Dec. 31, 2008
Class of Stock [Line Items]
Common stock, shares authorized (shares)	195,000,000		195,000,000	195,000,000		195,000,000	195,000,000	195,000,000	195,000,000
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common stock, shares issued (shares)	94,448,636		94,437,418	94,224,571		94,437,418	94,448,636	94,224,571	94,448,636
Common stock, shares outstanding (shares)	87,262,115		87,250,897	87,038,050		87,250,897	87,262,115	87,038,050	87,262,115
Preferred stock, shares authorized (shares)	5,000,000		5,000,000	5,000,000		5,000,000	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued (shares)													160,000
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Liquidation preference (in dollars per share)			$ 0.01			$ 0.01
Conversion of convertible preferred stock (shares)	100		100			100	100		100	100
Authorized repurchase amount			$ 130,000,000	$ 130,000,000		$ 130,000,000		$ 130,000,000				$ 60,000,000
Additional repurchase amount											$ 70,000,000
Treasury stock acquired, Aggregate purchase price				$ 36,352,000				$ 86,276,000	$ 86,276,000
Stock repurchase program, Remaining authorized repurchase amount	$ 43,724,000		$ 43,724,000			$ 43,724,000	$ 43,724,000		$ 43,724,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase of common stock (shares)						0	0	7,186,521	7,186,521
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares outstanding (shares)	75,577		75,625	76,539		75,625	75,577	76,539	75,577
Preferred stock, par value (in dollars per share)	$ 0.01		$ 0.01			$ 0.01	$ 0.01		$ 0.01
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (shares)	75,625	76,539	76,539	78,141	79,620
Repurchase of common stock (shares)				0
Conversion of convertible preferred stock (shares)	(48)	(93)	(914)	(1,602)	(1,479)
Issuance for share-based compensation plans (shares)	0	0	0	0	0
Ending balance (shares)	75,577	76,446	75,625	76,539	78,141	75,625	75,577	76,539	75,577
Treasury [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (shares)	7,186,521	7,186,521	7,186,521	4,786,521	4,786,521
Repurchase of common stock (shares)				2,400,000
Conversion of convertible preferred stock (shares)	0	0	0	0	0
Issuance for share-based compensation plans (shares)	0	0	0	0	0
Ending balance (shares)	7,186,521	7,186,521	7,186,521	7,186,521	4,786,521	7,186,521	7,186,521	7,186,521	7,186,521
Common stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (shares)	87,250,897	87,038,050	87,038,050	89,064,582	88,710,277
Repurchase of common stock (shares)				(2,400,000)
Conversion of convertible preferred stock (shares)	4,795	9,305	91,362	160,162	147,952
Issuance for share-based compensation plans (shares)	6,423	12,378	121,485	213,306	206,353
Ending balance (shares)	87,262,115	87,059,733	87,250,897	87,038,050	89,064,582	87,250,897	87,262,115	87,038,050	87,262,115